Debt - Schedule of Long Term Debt (Details) - Successor [Member] $ in Thousands	Jun. 30, 2018 USD ($)
Gross Principal Amount, Total long-term debt	$ 19,280
Debt Discount, Total long-term debt	(51)
Total Debt, Net of Debt Discount, Total long-term debt	19,229
Gross Principal Amount, current portion	2,905
Debt Discount, current portion
Total Debt, Net of Debt Discount, current portion	2,905
Gross Principal Amount, Long term debt, non-current	16,375
Debt Discount, Long term debt, non-current	(51)
Total Debt, Net of Debt Discount, Long term debt, non-current	16,324
Term Loan [Member]
Gross Principal Amount, Total long-term debt	19,275
Debt Discount, Total long-term debt	(51)
Total Debt, Net of Debt Discount, Total long-term debt	19,224
Capital Lease Obligation-Equipment [Member]
Gross Principal Amount, Total long-term debt	5
Debt Discount, Total long-term debt
Total Debt, Net of Debt Discount, Total long-term debt	$ 5